Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Property, plant and equipment

9.	Property, plant and equipment
Changes to property, plant and equipment during 2021 and 2020 consisted of the following:

(Euros in thousands)	Laboratory equipment	Computer equipment	Office equipment	Total
Cost as of January 1, 2020	12,723	2,956	1,753	17,432
Additions	3,545	406	1,427	5,379
Disposals	1	—	6	7
Currency translation differences	299	40	28	367

Cost as of December 31, 2020	15,968	3,322	3,146	22,437
Accumulated depreciation as of January 1, 2020	9,303	2,050	1,359	12,712
Additions	1,384	404	315	2,102
Disposals	1	—	6	7
Currency translation differences	210	26	3	239

Accumulated depreciation as of December 31, 2020	10,476	2,428	1,665	14,568

Net book value as of December 31, 2020	5,493	894	1,481	7,868

Cost as of January 1, 2021	15,968	3,322	3,146	22,437
Additions	3,487	1,105	489	5,081
Disposals	144	—	—	144
Currency translation differences	319	43	26	388

Cost as of December 31, 2021	19,630	4,470	3,661	27,761

Accumulated depreciation as of January 1, 2021	10,476	2,428	1,665	14,568
Additions	1,501	508	565	2,574
Disposals	144	—	—	144
Currency translation differences	219	30	7	256

Accumulated depreciation as of December 31, 2021	12,052	2,966	2,237	17,255

Net book value as of December 31, 2021	7,578	1,504	1,424	10,506

Depreciation expense is included in the following line items of the Consolidated Statement of Loss:

	Year ended December 31,
	2021	2020	2019
	(Euros in thousands)
Research and development expenses	1,684	1,502	1,315
General and administrative expenses	890	600	482

Total	2,574	2,102	1,797